Stockholders' Equity Stockholders' Equity Reclassifications from AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Product sales	$ 2,328	$ 2,196	$ 3,521
Total cash flow hedges, energy commodity contract reclassifications	(375)	(1,713)	3,584
Provision (benefit) for income taxes	(25)	(399)	1,249
Net Of Tax Reclassifications Of Pension And Foreign Currency Adjustments	(350)	(1,314)	2,339
Net Income (Loss) Attributable to Noncontrolling Interest	74	$ (743)	$ 225
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(1)
Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	16
Foreign currency translation [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	76
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	178
Provision (benefit) for income taxes	(45)
Net Of Tax Reclassifications Of Pension And Foreign Currency Adjustments	133
Net Income (Loss) Attributable to Noncontrolling Interest	(42)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	91
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total cash flow hedges, energy commodity contract reclassifications	(3)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service (credit) inlcuded in net periodic benefit cost	(6)
Amortization of actuarial (gain) loss included in net periodic benefit cost	32
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	26
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign currency translation [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax	155
Reclassification out of Accumulated Other Comprehensive Income [Member] | Energy Commodity Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Product sales	$ (3)